Securities sold under repurchase agreements and interbank and institutional market funds (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 293,440	R$ 252,848
Assets Pledged as Collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	90,819	94,980
Assets Pledged as Collateral [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 66,665	67,060
Assets Pledged as Collateral [member] | Government Securities [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.32%
Assets Pledged as Collateral [member] | Government Securities [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.65%
Assets Pledged as Collateral [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 22,562	25,676
Assets Pledged as Collateral [member] | Corporate Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	45.00%
Assets Pledged as Collateral [member] | Corporate Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	90.00%
Assets Pledged as Collateral [member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 8	21
Assets Pledged as Collateral [member] | Own issue [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	12.80%
Assets Pledged as Collateral [member] | Own issue [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	15.75%
Assets Pledged as Collateral [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 1,584	2,223
Assets Pledged as Collateral [member] | Foreign Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	60.00%
Assets Pledged as Collateral [member] | Foreign Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	0.88%
Assets Received as Collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 127,375	105,036
Assets Received as Collateral [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.65%
Assets Received as Collateral [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.30%
Right to sell or repledge collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 75,246	52,832
Right to sell or repledge collateral [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	100.00%
Right to sell or repledge collateral [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	3.60%
Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 270,798	243,195
Current [member] | Assets Pledged as Collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	90,700	94,899
Current [member] | Assets Pledged as Collateral [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	66,665	67,060
Current [member] | Assets Pledged as Collateral [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	22,562	25,676
Current [member] | Assets Pledged as Collateral [member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	2	1
Current [member] | Assets Pledged as Collateral [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	1,471	2,162
Current [member] | Assets Received as Collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	127,375	105,036
Current [member] | Right to sell or repledge collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	52,723	43,260
Non current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	22,642	9,653
Non current [member] | Assets Pledged as Collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	119	81
Non current [member] | Assets Pledged as Collateral [member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	6	20
Non current [member] | Assets Pledged as Collateral [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	113	61
Non current [member] | Right to sell or repledge collateral [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 22,523	R$ 9,572